Note 18 - Tax assets and liabilities- Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Deferred Tax Assets And Liabilities Abstract
Current tax assets	€ 1,882	€ 2,784
Deferred tax assets	15,519	15,316
TAX ASSETS	17,401	18,100
Current tax liabilities	1,074	1,230
Deferred tax liabilities	2,323	2,046
TAX LIABILITIES	€ 3,397	€ 3,276